Share capital (Details)				1 Months Ended		12 Months Ended								13 Months Ended
	Aug. 17, 2020 shares	Jan. 14, 2020 shares	Dec. 13, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($) item $ / shares	Apr. 30, 2018 CNY (¥) item	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Aug. 30, 2019 CNY (¥)	Dec. 31, 2017 $ / shares
Issued
Beginning balance, equity | ¥							¥ 4,520,541,000			¥ 3,831,088,000			¥ (34,884,000)
Issuance of ordinary shares | ¥			¥ 6,549		¥ 6,000		2,697,679,000			192,082,000			4,730,381,000	¥ 257
Ending balance, equity | ¥							¥ 5,285,283,000			¥ 4,520,541,000			¥ 3,831,088,000
Number of investors | item				12	12
Total consideration | ¥			¥ 2,007,034,549		¥ 4,750,965,000									¥ 192,082,000
Ordinary shares
Authorized
Ordinary shares par value per share | $ / shares						$ 0.00001		$ 0.00001				$ 0.00001			$ 0.00001
Authorized shares						5,000,000,000
Authorized share capital | $						$ 50,000
Issued
Issued shares at beginning of period						1,097,320,664	1,097,320,664	999,999,999		999,999,999		900,000,000	900,000,000
Increase in ordinary shares	62,100,000	10,560,000	93,600,000			72,660,000	72,660,000	3,720,665	[1]	3,720,665	[1]	99,999,999	99,999,999
Newly issued ordinary shares upon initial public offering								93,600,000		93,600,000
Issued shares at end of period						1,169,980,661	1,169,980,661	1,097,320,664		1,097,320,664		999,999,999	999,999,999
Surrendered ordinary shares						(3)	(3)
Beginning balance, equity						$ 10,973	¥ 72,975	$ 10,000		¥ 66,169		$ 9,000	¥ 59,838
Issuance of ordinary shares						727	5,033	37	[1]	257	[1]	1,000	6,331
Issuance of ordinary shares upon initial public offering								936		6,549
Ending balance, equity						$ 11,700	¥ 78,008	$ 10,973		¥ 72,975		$ 10,000	¥ 66,169
Total consideration				$ 750,000,000	¥ 4,750,965,000
Price per share (in USD per share) | $ / shares				$ 7.5

[1]	The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paid.On March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.